TRANSAMERICA LETTERHEAD

May 2, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Transamerica Financial Life Insurance Company

TFLIC Series Life Account

TFLIC Freedom Elite Builder (File No. 333-61654)

CIK No.: 0000933275

Dear Commissioners:

On behalf of Transamerica Financial Life Insurance Company (“Transamerica”) and the TFLIC Series Life Account (the “Account”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus for certain deferred variable life policies offered by Transamerica through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus contained in the Form N-6 Registration Statement for the Account (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 28, 2008 via EDGAR.

Sincerely,

/s/ Gayle A. Morden
Gayle A. Morden
Compliance Manager

cc:	Arthur D. Woods, Esq.
Mary Jane Wilson-Bilik, Esq.
Priscilla Hechler